As filed with the Securities and Exchange Commission on May 31, 2022

1933 Act File No. 033-57986
1940 Act File No. 811-07470

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 107	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 108	[ X ]
(Check appropriate box or boxes.)

CARILLON SERIES TRUST
(Exact name of Registrant as Specified in Charter)
880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006-1600

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on July 1, 2022 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 107 to the Registrant’s Registration Statement on Form N‑1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until July 1, 2022, the effectiveness of the registration statement for the Carillon Chartwell Income Fund, Carillon Chartwell Mid Cap Value Fund, Carillon Chartwell Short Duration Bond Fund, Carillon Chartwell Short Duration High Yield Fund, Carillon Chartwell Small Cap Growth Fund, and Carillon Chartwell Small Cap Value Fund, each a series of the Registrant (the “Funds”), filed in Post-Effective Amendment No. 102 (“PEA No. 102”) on January 31, 2022, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  No other series of the Registrant is affected by the filing.  Since no other changes are intended to be made to PEA No. 102 by means of this filing, Parts A, B and C of PEA No. 102 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Funds is incorporated herein by reference to Part A of PEA No. 102.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of PEA No. 102.

PART C – OTHER INFORMATION

The Part C for the Funds is incorporated herein by reference to Part C of PEA No. 102.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 107 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and the State of Florida, on May 31, 2022.

CARILLON SERIES TRUST

By:	/s/ Susan L. Walzer
Susan L. Walzer
President & Principal Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 107 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Susan L. Walzer	President & Principal Executive Officer	May 31, 2022
Susan L. Walzer

/s/ Deborah L. Talbot*	Board Chair	May 31, 2022
Deborah L. Talbot

/s/ John Carter*	Trustee	May 31, 2022
John Carter

/s/ Keith B. Jarrett*	Trustee	May 31, 2022
Keith B. Jarrett

/s/ Krishna Memani*	Trustee	May 31, 2022
Krishna Memani

/s/ Liana Marante*	Trustee	May 31, 2022
Liana Marante

/s/ Jerry A. Webman*	Trustee	May 31, 2022
Jerry A. Webman* /s/ Carolyn K. Gill	Principal Financial Officer & Treasurer	May 31, 2022
Carolyn K. Gill

*By          /s/ Susan L. Walzer
  Susan L. Walzer
  Attorney-In-Fact